Revenues and Cost of Services	12 Months Ended
Dec. 31, 2024
Revenues and Cost of Services [Abstract]
REVENUES AND COST OF SERVICES
NOTE 16:	REVENUES AND COST OF SERVICES
All revenues are provided by Social Proxy. Social Proxy revenues derive from one stream – web data collection platform.